Offerings	Sep. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable under the Equity Incentive Plan
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	11.73
Maximum Aggregate Offering Price	$ 46,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,479.65
Offering Note	Represents 4,000,000 common shares, no par value, of Cybin Inc. (the "Common Shares") issuable under the Equity Incentive Plan of Cybin Inc. (the "Equity Incentive Plan"). The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended (the "Securities Act") on the basis of the average of the high and low prices for the Common Shares as reported on the Nasdaq Global Market on August 31, 2026. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable under the Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Cybin Inc.'s receipt of consideration which would increase the number of outstanding Common Shares.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares underlying outstanding Options, issuable upon exercise, under the Equity Incentive Plan
Amount Registered | shares	759,436
Proposed Maximum Offering Price per Unit	11.73
Maximum Aggregate Offering Price	$ 8,908,184.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,230.22
Offering Note	Represents 759,436 Common Shares underlying outstanding options (the "Options"), issuable upon exercise, under the Equity Incentive Plan. The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the Nasdaq Global Market on August 31, 2026. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable pursuant to outstanding Options under the Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Cybin Inc.'s receipt of consideration which would increase the number of outstanding Common Shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares underlying outstanding Restricted Share Units, issuable upon settlement, under the Equity Incentive Plan
Amount Registered | shares	364,322
Proposed Maximum Offering Price per Unit	11.73
Maximum Aggregate Offering Price	$ 4,273,497.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 590.17
Offering Note	Represents 364,322 Common Shares underlying outstanding restricted share units (the "Restricted Share Units"), issuable upon settlement, under the Equity Incentive Plan. The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the Nasdaq Global Market on August 31, 2026. These 364,322 Common Shares may deemed to be "restricted securities" and/or "control securities" under the Securities Act and the rules and regulations promulgated thereunder that are issuable to the selling securityholders identified in this registration statement on Form S-8. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable pursuant to outstanding Restricted Share Units under the Equity Incentive Plan by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Cybin Inc.'s receipt of consideration which would increase the number of outstanding Common Shares.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares underlying outstanding Performance Share Units, issuable upon settlement, under the (Inducement) Performance Share Unit Agreement
Amount Registered | shares	425,000
Proposed Maximum Offering Price per Unit	11.73
Maximum Aggregate Offering Price	$ 4,985,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 688.46
Offering Note	Represents 425,000 Common Shares underlying outstanding performance share units (the "Performance Share Units"), issuable upon settlement, under the (Inducement) Performance Share Unit Agreement of Cybin Inc. (the "(Inducement) Performance Share Unit Agreement"). The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the Nasdaq Global Market on August 31, 2026. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable pursuant to outstanding Performance Share Units under the (Inducement) Performance Share Unit Agreement by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Cybin Inc.'s receipt of consideration which would increase the number of outstanding Common Shares.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares underlying outstanding Restricted Share Units, issuable upon settlement, under the (Inducement) Restricted Share Unit Agreement
Amount Registered | shares	970,000
Proposed Maximum Offering Price per Unit	11.73
Maximum Aggregate Offering Price	$ 11,378,100.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,571.32
Offering Note	Represents 970,000 Common Shares underlying outstanding Restricted Share Units, issuable upon settlement, under the (Inducement) Restricted Share Unit Agreement of Cybin Inc. (the "(Inducement) Restricted Share Unit Agreement"). The proposed maximum price per Common Share is estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices for the Common Shares as reported on the Nasdaq Global Market on August 31, 2026. Pursuant to Rule 416(a) under the Securities Act, this registration statement on Form S-8 covers any additional Common Shares that become issuable pursuant to outstanding Restricted Share Units under the (Inducement) Restricted Share Unit Agreement by reason of any stock dividend, stock split, recapitalization or similar transaction effected without Cybin Inc.'s receipt of consideration which would increase the number of outstanding Common Shares.